FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
FINANCIAL INSTRUMENTS
NOTE 28 – FINANCIAL INSTRUMENTS

28.1 - Categories of financial instruments

	As of December 31, 2019
	FVTPL	FVTOCI	Amortised cost
Financial assets
Cash and cash equivalents	—	—	62,721
Investments
Mutual funds	19,384	—	—
LETEs	—	396	—
Contribution to risk funds	—	—	418
Trade receivables	—	—	156,676
Other assets	—	—	21,235
Other receivables	—	—	28,118
Other financial assets
Convertible notes	3,536	—	—
Foreign exchange forward contracts	1,220	71	—
Guarantee payments related to the future lease of a property under construction	—	—	1,383

	As of December 31, 2019
	FVTPL	FVTOCI	Amortised cost
Financial liabilities
Trade payables	—	—	36,987
Payroll and social security taxes payable	—	—	72,252
Borrowings	—	—	51,386
Other financial liabilities
Other financial liabilities related to business combinations	10,554	—	—
Lease liabilities	61,363	—	—
Tax liabilities	—	—	12,510
Other liabilities	—	—	368

	As of December 31, 2018
	FVTPL	FVTOCI	Amortised cost
Financial assets
Cash and cash equivalents	—	—	77,606
Investments
Mutual funds	4,050	—	—
LETEs	—	1,015	—
T-Bills	—	3,493	—
LECAPs	—	77	—
Contribution to risk funds	—	—	527
Trade receivables	—	—	110,898
Other receivables	—	—	49,538
Other financial assets
Convertible notes	106	—	—
Foreign exchange forward contracts	44	—	—
Other financial asset related to the acquisition of Clarice	400	—	—
Guarantee payments related to the future lease of a property under construction	—	—	345

Financial liabilities
Trade payables	—	—	17,578
Payroll and social security taxes payable	—	—	58,535
Other financial liabilities
Foreign exchange forward contracts	12	—	—
Other financial liabilities related to business combinations	12,753	—	—
Tax liabilities	—	—	7,399
Other liabilities	—	—	44

28.2 - Market risk

The Company is exposed to a variety of risks: market risk, including the effects of changes in foreign currency exchange rates and interest rates, and liquidity risk.

The Company's overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Company's financial performance. The Company does not use derivative instruments to hedge its exposure to risks, apart from those mentioned in note 28.10 and 28.11.

28.3 - Foreign currency risk management

The Company undertakes transactions denominated in foreign currencies; consequently, exposures to exchange rate fluctuations arise.

Except for the subsidiaries mentioned in the Note 3.5, the functional currency of the Company and its subsidiaries is the U.S. dollar. In 2019, 86.3% of the Company's revenues are denominated in U.S. dollars. Because the majority of its personnel are located in Latin America, the Company incurs the majority of its operating expenses and capital expenditures in non-U.S. dollar currencies, primarily the Argentine peso, Uruguayan peso, Brazilian Real, Mexican peso, Peruvian Sol and Colombian peso; however as of December 31,2019, the operating expenses in Argentine peso have decreased compared to December 31, 2018. Operating expenses are also significantly incurred in Indian Rupee and Great Britain Pound.

Foreign exchange sensitivity analysis

The Company is mainly exposed to Argentine pesos, Chilean pesos, Colombian pesos, Indian rupees and Uruguayan pesos.

The following tables illustrate the Company's sensitivity to increases and decreases in the U.S. dollar against the relevant foreign currency. The following sensitivity analysis includes outstanding foreign currency denominated monetary items at December 31, 2019 and adjusts their translation at the year-end for changes in U.S. dollars against the relevant foreign currency.

			Gain/(loss)
Account	Currency	Amount	% Increase	Amount	% Decrease	Amount

Net balances	Argentine pesos	8,023	40%	(2,292)	10%	891
	Chilean pesos	(2,789)	10%	254	10%	(310)
	Colombian pesos	(7,770)	10%	706	10%	(863)
	Indian rupees	(252)	10%	23	10%	(28)
	Uruguayan pesos	(4,034)	10%	363	10%	(443)
	Total	(6,822)		(946)		(753)

As explained in note 28.10, the subsidiaries in Argentina, Chile, Colombia, India and Uruguay entered into foreign exchange forward and future contracts in order to mitigate the risk of fluctuations in the foreign exchange rate and reduce the impact in the financial statements.

The effect in equity of the U.S. dollar fluctuation against the relevant foreign currency as of December 31, 2019, is not material.

Depreciation of the Argentine Peso

During 2019, the Argentine peso experienced a 59.02% devaluation from 37.60 Argentine peso per U.S dollar to 59.79 Argentine peso per U.S dollar.

During 2018, the Argentine peso experienced a 102.2% devaluation from 18.60 Argentine peso per U.S. dollar to 37.60 Argentine peso per U.S. dollar.

28.4 - Interest rate risk management

The Company's exposure to market risk for changes in interest rates relates primarily to its cash and bank balances and its credit facilities. The Company's credit line in the U.S. bear interest at a fixed rate of 1.75% and at variable rates linked to LIBOR. The Company does not use derivative financial instruments to hedge its risk of interest rate volatility.

28.5 – Liquidity risk management

The Company's primary sources of liquidity are cash flows from operating activities and borrowings under credit facilities. See note 19.

Management monitors rolling forecasts of the Company's liquidity position on the basis of expected cash flow.

The table below analyzes financial liabilities into relevant maturity groups based on the remaining period at the balance sheet date to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

	Expected Maturity Date
	2020	2021	2022	Thereafter	Total

Borrowings	1,198	—	188	50,000	51,386
Lease liabilities	20,002	15,263	11,552	28,164	74,981
Other financial liabilities	8,937	1,617	—	—	10,554
TOTAL	30,137	16,880	11,740	78,164	136,921

28.6 - Concentration of credit risk

The Company derives revenues from clients in the U.S. (approximately 73.3%) and clients related from diverse industries. For the years ended December 31, 2019, 2018 and 2017, the Company's top five clients accounted for 26.1%, 32.0% and 28.9% of its revenues, respectively. One single customer accounted for 11.2%, 11.3% and 10.2% of revenues for the years ended December 31, 2019, 2018 and 2017.

28.7 - Fair value of financial instruments that are not measured at fair value

Except as detailed in the following table, the carrying amounts of financial assets and liabilities included in the consolidated statement of financial position as of December 31, 2019 and 2018, are a reasonable approximation of fair value due to the short time of realization.

	As of December 31, 2019			As of December 31, 2018
	Carrying amount		Fair value	Carrying amount		Fair value
Non-current assets
Other receivables
Guarantee deposits	2,683		2,571	1,681		1,539
Tax credit - VAT	626	(*)	600	356	(*)	326
Income tax credits	1,515		1,453	1,259		1,153
Tax credit - Software Promotion Regime	—		—	749	(*)	686
Other tax credits	210		200	170		157
Other assets	7,796		7,140	—		—
Non-current liabilities
Trade payables	5,500		5,101	—		—
Borrowings	50,188		51,070	—		—

(*) As of December 31, 2019 and 2018, is presented net of allowance for impairment of tax credit - VAT of 378 and 600, respectively. As of December 31, 2018 is presented net of 74 related to allowance of Tax credit - Software Promotion Regime.

28.8 - Fair value measurements recognized in the consolidated statement of financial position

The following table provides an analysis of financial instruments that are measured subsequent to initial recognition at fair value, grouped into a three-level fair value hierarchy as mandated by IFRS 13, as follows:

Level 1 fair value measurements are those derived from quoted market prices (unadjusted) in active markets for identical assets or liabilities.

Level 2 fair value measurements are those derived from inputs other than quoted prices included within Level 1, that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices).

Level 3 fair value measurements are those derived from unobservable inputs for the assets or liabilities.

	As of December 31, 2019
	Level 1	Level 2	Level 3	Total
Financial assets
Mutual funds	—	19,384	—	19,384
LETEs	—	396	—	396
Foreign exchange forward contracts	—	1,291	—	1,291
Convertibles notes	—	111	3,425	3,536

Financial liabilities
Contingent consideration	—	—	9,252	9,252

	As of December 31, 2018
	Level 1	Level 2	Level 3	Total
Financial assets
Mutual funds	—	4,050	—	4,050
LETEs	—	1,015	—	1,015
T-Bills	—	3,493	—	3,493
LECAPs	—	77	—	77
Foreign exchange forward contracts	—	44	—	44
Convertibles notes	—	106	—	106

Financial liabilities
Contingent consideration	—	—	9,767	9,767
Foreign exchange forward contracts	—	12	—	12

There were no transfers of financial assets between Level 1, Level 2 and Level 3 during the period.

The Company has applied the market approach technique in order to estimate the price at which an orderly transaction to sell the asset or to transfer the liability would take place between market participants at the measurement date under current market conditions. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable (i.e., similar) assets, liabilities or a group of assets and liabilities.

When the inputs required by the market approach are not available, the Company applies the income approach technique. The income approach technique estimates the fair value of an asset or a liability by converting future amounts (e.g. cash flows or income and expenses) to a single current (i.e. discounted) amount. When the income approach is used, the fair value measurement reflects current market expectations about those future amounts.

28.9 Level 3

28.9.1 Contingent consideration

As explained in note 25.1, the acquisition of Clarice included a contingent consideration agreement which was payable on a deferred basis and which will be subject to the occurrence of certain events relating to the acquired company's capacity.

As of December 31, 2017, the Company remeasured the fair value of the contingent consideration related to Clarice described above, considering the new targets established by the amendment signed on May 16, 2017 to Globant India Private Ltd. (formerly Clarice Technologies PVT Ltd.) Share Purchase Agreement dated on May 14, 2015. Loss arising from the change in fair value amounted to 1,173 and includes a loss arising from the change in fair value of the contingent consideration for an amount of 1,401.

As of December 31, 2019 and 2018, the nominal value of contingent consideration related to Clarice amounted to 1,316 and 3,947, respectively. The potential undiscounted amount of all future payments that the Company could be required to make under this agreement was between 439 and 1,316 as of December 31, 2019, and 1,316 and 3,947 as of December 31, 2018. The fair value of the contingent consideration related to Clarice arrangement of 1,310 and 3,873 as of December 31, 2019 and 2018, respectively, was estimated by discounting to present value using a risk-adjusted discount rate.

As described in note 25.3, the acquisition of WAE (jointly We are London Limited and We are Experience, Inc.) included a contingent consideration agreement which was payable on a deferred basis and was subject to the occurrence of certain events relating to the acquired company's gross revenue and gross profit.

During 2018, the Company and the sellers of WAE have entered into discussions concerning circumstances that may have impacted the calculation of targets on the base of which the final amount of Year 2 Deferred consideration should have been calculated. For that reason, in July, 2018, the Company and the sellers of WAE signed a final settlement in order to avoid future claims on this matter. Loss arising from the settlement agreement amounted to 1,038 as of December 31, 2018 and was disclosed as Other income, net. In July, 2018, the Company paid a total amount of 1,867.

As described in note 25.4, the acquisition of L4 included a contingent consideration agreement which is payable on a deferred basis and which will be subject to certain events relating to the acquired company's gross revenue and gross profit.

As of December 31, 2018, the Company remeasured the fair value of the contingent consideration related to L4 described above, considering the non achievement of targets established by the Share Purchase Agreement. Gain arising from the change in fair value amounted to 1,848 and is included as Other income, net.

As described in note 25.5, the acquisition of Ratio, included a contingent consideration agreement which is payable on a deferred basis and which will be subject to the occurrence of certain events relating to the acquired company's gross revenue and gross margin.

As of December 31, 2019 and 2018, the nominal value of contingent consideration related to Ratio amounted to 750 and 2,860, respectively. The potential undiscounted amount of all future payments that the Company could be required to make under this agreement was between 525 and 2,570 as of December 31, 2019 and 2018, respectively, and an unlimited maximum amount for both years, given that such payment may be increased proportionally to the targets achievements. The fair value of the contingent consideration arrangement of 903 and 2,844 as of December 31, 2019 and 2018 was estimated by discounting to present value using a risk-adjusted discount rate.

As of December 31, 2018, the Company remeasured the fair value of the contingent consideration related to the acquisition of Ratio. Loss arising from the change in fair value amounted to 654 and is included as Other income, net.

As described in note 25.6, the acquisition of PointSource, included a contingent consideration agreement which was payable on a deferred basis and which was be subject to the occurrence of certain events relating to the acquired company's gross revenue and gross margin.

On May 2018, the Company signed an amendment to the SPA with the former shareholders, pursuant to which a new fixed-payment was established, in replacement of previous payments subject to targets achievements. As a consequence, the Company remeasured the fair value of the liability related to PointSource described above. Gain arising from the change in fair value of the liability amounted to 5,506 as of December 31, 2018. As of December 31, 2019 and December 31, 2018 the fixed payment liability amounted to 1,086 and 1,786, respectively, and are included in other financial liabilities.

As described in note 25.7, the acquisition of Small Footprint included a contingent consideration agreement which was payable on a deferred basis and which was subject to the occurrence of certain events relating to the acquired company's gross revenue, gross margin and billable headcount.

As of December 31, 2018, the nominal amount of the contingent consideration related to Small Footprint amounted to 3,066. Such amount was paid on March 1, 2019. The fair value of the contingent consideration arrangement of 3,070 as of December 31, 2018 was estimated by discounting to present value using a risk-adjusted discount rate.

As described in note 25.8, the acquisition of Avanxo (Bermuda) Limited ("Avanxo"), included a contingent consideration agreement which is payable on a deferred basis and which will be subject to the occurrence of certain events relating to the acquired company´s gross revenue, gross margin and operating margin.

As of December 31, 2019, the nominal value of contingent consideration related to Avanxo amounted to 2,318. The potential undiscounted amount of all future payments that the Company could be required to make under this agreement was between 370 and an unlimited maximum amount as of December 31, 2019. The fair value of the contingent consideration arrangement of 2,249 as of December 31, 2019 was estimated by discounting to present value using a risk-adjusted discount rate.

As described in note 25.9, the acquisition of Belatrix Global Corporation S.A, included a contingent consideration agreement which is payable on a deferred basis and which will be subject to the occurrence of certain events relating to the acquired company's revenue.

As of December 31, 2019, the nominal value of contingent consideration related to Belatrix amounted to 4,097. The potential undiscounted amount of all future payments that the Company could be required to make under this agreement was between 4,097 and a unlimited maximum amount, given that such payment may be increased proportionally to the targets achievements, as of December 31, 2019. The fair value of the contingent consideration arrangement of 4,221 as of December 31, 2019 was estimated by discounting to present value using a risk-adjusted discount rate.

As described in note 25.10, the acquisition of BI Live, included a contingent consideration agreement which is payable on a deferred basis and which will be subject to the occurrence of certain events relating to the acquired company's growth and operating margin.

As of December 31, 2019, the nominal value of contingent consideration related to BI Live amounted to 559. The potential undiscounted amount of all future payments that the Company could be required to make under this agreement was between 515 and 3,000 as of December 31, 2019. The fair value of the contingent consideration arrangement of 515 as of December 31, 2019 was estimated by discounting to present value using a risk-adjusted discount rate.

The following table shows the results from remeasurement of the contingent considerations described above:

	For the year ended December 31,
	2019	2018	2017
(Loss) gain on remeasurement of the contingent consideration of PointSource	(16)	5,506	—
Loss on remeasurement of the contingent consideration of Avanxo	(4)	—	—
Loss on remeasurement of the contingent consideration of Clarice	(3)	—	(1,173)
Gain on remeasurement of the contingent consideration of L4	—	1,848	4,058
Gain on remeasurement of the contingent consideration of WAE	—	—	3,850
Loss on remeasurement of the contingent consideration of Ratio	(62)	(654)	—
TOTAL	(85)	6,700	6,735

28.9.2 Put and call option on minority interests

As described in note 25.2, on October 22, 2015, the Company entered into a Shareholders Agreement (the "Minority Interest SHA") with the "non-controlling shareholders" to agree on a put option over the 33.27% of the remaining interest of Dynaflows.

On October 26, 2018, the non-controlling shareholders exercised such option and the Company paid a total amount of 1,186 based on the EBITDA and Revenue of Dynaflows for the twelve months ended on September 30, 2018. As of December 31, 2018, a gain of 1,611 was recognized as Other income, net, given that the exercise of the option occurred earlier than expected.

As of December 31, 2018, the call option was derecognized and a loss of 455 was recognized as Other income, net.

As of December 31, 2017, the Company recorded a gain of 1,726, related to the remeasurement at fair value of the put and call option described above.

28.9.3. Convertible notes

As described in notes 3.12.9.2, 3.12.9.3 and 3.12.9.4 the Company entered into several convertible notes that include the right to convert the outstanding amount into equity shares of the invested companies. The fair value of such convertible notes was estimated using unobservable inputs. The amounts of gains and losses for the period related to changes in the fair value of the convertible notes were not material.

28.9.4. Reconciliation of recurring fair value measurements categorized within Level 3

The following table shows the reconciliation of recurring fair value measurements categorized within Level 3 of the fair value hierarchy:

	Financial Assets	Financial liabilities
	Call option on minority interest	Contingent consideration	Put option on minority interest
December 31, 2017	455	23,905	2,797
Fair value remeasurement (1)	—	(6,700)	(1,611)
Reclassification to amortised cost (1)	—	(1,778)	—
Derecognition of call option (1)	(455)	—	—
Acquisition of business (1)	—	3,029	—
Payments (2)	—	(8,947)	(1,186)
Interests (1)	—	258	—
December 31, 2018	—	9,767	—

	Financial Assets	Financial liabilities
	Convertible notes	Contingent consideration
December 31, 2018	—	9,767
Fair value remeasurement (1)	—	85
Acquisition of business (1)	—	6,835
Payments (2)	3,350	(7,695)
Interests (1)	75	260
December 31, 2019	3,425	9,252

(1) Non-cash transactions.
(2) Cash transactions included in investing activities in the Consolidated Statement of Cash Flows.

28.10 Foreign exchange futures and forward contracts

During the years ended December 31, 2019, 2018 and 2017, the Argentinian subsidiaries, Sistemas Globales S.A. and IAFH Global S.A. acquired foreign exchange futures contracts with SBS Sociedad de Bolsa S.A. (SBS) in U.S. dollars, with the purpose of hedging the possible decrease of assets' value held in Argentine Pesos due to the risk of exposure to fluctuations in foreign currency. The foreign exchange futures contracts were recognized, according to IFRS 9, as financial assets at fair value through profit or loss. For the years ended December 31, 2019, 2018 and 2017 the Company recognized a gain of 383, 594 and a loss of 421, respectively.

These futures contracts have daily settlements, in which the futures value changes daily. Sistemas Globales S.A. and IAFH Global S.A. recognize daily variations in SBS primary accounts, and the gains or losses generated by each daily position through profit or loss. Thus, at the closing of each day, according to the future price of the exchange rate U.S. Dollar – Argentine peso, the companies perceive a gain or loss for the difference. As future contracts have daily settlements, hence fair value as of December 31, 2019, 2018 and 2017 was zero.

Pursuant to these contracts, Sistemas Globales S.A. and IAFH Global S.A. are required to maintain collaterals in an amount equal to a percentage of the notional amounts purchased until settlement of the contracts. As of December 31, 2018, IAFH Global S.A. held a 10% of the value of those collaterals in LETEs and LEBACs, respectively, in SBS primary account. This ensures minimal funding, in case SBS has to transfer funds to "Mercado a Término de Rosario S.A" (ROFEX) if losses are generated by daily settlements. This amount must also remain restricted during the term of the contracts. As of December 31, 2018, both collaterals regarding the transactions are restricted assets for an amount of 975 in LETEs included as investments. As of December 31, 2019 the Company does not maintain any collaterals for futures contracts.

During the year ended December 31, 2017, the subsidiary Globant LLC, acquired foreign exchange forward contracts with Bridge Bank in rupees currency, with the purpose of hedging the risk of exposure to fluctuations in that currency within the Group. Those contracts were recognized as financial assets at fair value through profit or loss. For the year ended December 31, 2017 the Company recognized a gain of 118.

During 2019 and 2018, the subsidiaries, Sistemas Globales S.A., IAFH Global S.A., Sistemas Colombia S.A., Sistemas Globales Chile Asesorías Ltda., Globant India Pvt. Ltd. and Sistemas Globales Uruguay S.A., acquired foreign exchange forward contracts with certain banks in U.S. dollars, with the purpose of hedging the possible decrease of assets' value held in Argentine Pesos, Colombian Pesos, Chilean pesos, Uruguayan pesos and Indian rupee, due to the risk of exposure to fluctuations in those foreign currencies. Those contracts were recognized, according to IFRS 9, as financial assets at fair value through profit or loss. For the years ended December 31, 2019 and 2018, the Company recognized a gain of 117 and 1,714, respectively. During 2017, the Argentine subsidiary, Sistemas Globales, entered into foreign exchange forward contracts with HSBC in U.S. dollars at a specified price with the purpose of reducing the risk of exposure to fluctuations in foreign currency. As of December 31, 2019 and 2018, the foreign exchange forward contracts that were recognized as financial assets and liabilities at fair value through profit or loss were as follows:

	Currency	Foreign currency	Notional foreign	Fair value assets /
Settlement date	from contracts	rate from contracts	currency rate	(liabilities)
January 27, 2020	Indian Rupee	72.36	71.56	11
January 31, 2020	Chilean Peso	747.68	751.57	5
January 31, 2020	Colombian Peso	3,323.65	3,281.28	39
January 31, 2020	Colombian Peso	3,515.42	3,281.94	356
January 31, 2020	Colombian Peso	3,512.66	3,281.93	422
January 31, 2020	Uruguayan Peso	38.09	37.73	29
February 25, 2020	Indian Rupee	71.45	71.77	7
February 28, 2020	Colombian Peso	3,518.27	3,288.08	351
Fair value as of December 31, 2019				1,220

	Currency	Foreign currency	Notional foreign	Fair value assets /
Settlement date	from contracts	rate from contracts	currency rate	(liabilities)
January 31, 2019	Argentine Peso	40.06	39.67	26
February 28, 2019	Argentine Peso	41.54	41.17	15
April 30, 2019	Argentine Peso	44.44	44.30	3
Fair value as of December 31, 2018				44

April 30, 2019	Argentine Peso	44.26	44.3	(1)
May 31, 2019	Argentine Peso	45.74	45.92	(5)
May 31, 2019	Argentine Peso	45.69	45.92	(6)
Fair value as of December 31, 2018				(12)

The most frequently applied valuation techniques include forward pricing models. The models incorporate various inputs including: foreign exchange spot, interest rates curves of the respective currencies and the term of the contract.

28.11 Hedge accounting

During 2019, the Argentine subsidiaries, Sistemas Globales S.A. and IAFH Global S.A., and the Colombian subsidiary, Sistemas Colombia SAS, have entered into foreign exchange forward and future contracts to manage the foreign currency risk associated with the salaries payable in Argentine and Colombian pesos. The Company designated those derivatives as hedging instruments in respect of foreign currency risk in cash flow hedges. Hedges of foreign exchange risk on firm commitments are accounted for as cash flow hedges.

The effective portion of changes in the fair value of derivatives and other qualifying hedging instruments that are designated and qualify as cash flow hedges is recognised in other comprehensive income and accumulated under the heading of cash flow hedging reserve, limited to the cumulative change in fair value of the hedged item from inception of the hedge. The gain or loss relating to the ineffective portion is recognised immediately in profit or loss, and is included in the ‘finance income’ or ‘finance expense’ line items. Amounts previously recognised in other comprehensive income and accumulated in equity are reclassified to profit or loss in the periods when the hedged item affects profit or loss, in the same line as the recognised hedged item (i.e. Salaries, employee benefits and social security taxes).

As of December 31, 2019, the Company has recognized a net gain of 54 included in Salaries, employee benefits and social security taxes and a gain of 352 included in other comprehensive income.

Foreign currency forward contract assets and liabilities are presented in the line ‘Other financial assets’ and ‘Other financial liabilities’ within the statement of financial position. As future contracts have daily settlements, hence fair value as of December 31, 2019 was zero.

The following table detail the foreign currency forward contracts outstanding as of December 31, 2019:

Hedging instruments - Outstanding contracts

	Currency	Foreign currency	Notional foreign	Fair value assets
Settlement date	from contracts	rate from contracts	currency rate
January 31, 2020	Argentine Peso	66.45	62.2	71
Fair value as of December 31, 2019				71